The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company. The Company provides dialysis care services related to the dialysis treatment a patient with end-stage renal disease (“ESRD”) receives, as well as other health care services. We describe our other health care services as “Care Coordination.” Care Coordination services include the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services, non-dialysis laboratory testing services, physician services, hospitalist and intensivist services, health plan services and urgent care services, which, together with dialysis care services represent the Company's health care services. In addition, the Company also provides dialysis products for the treatment of ESRD, including products manufactured and distributed by the Company such as hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products in addition to sales of dialysis products to other dialysis service providers.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment; the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company's operating segments, see Note 15 “Segment and Corporate Information.”

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2015 and for the three and six months ended June 30, 2015 and 2014 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2014 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2014, contained in the Company's 2014 Annual Report on Form 20-F.

The results of operations for the three and six months ended June 30, 2015 are not necessarily indicative of the results of operations for the year ending December 31, 2015.